Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
Property, plant and equipment
	Leasehold properties and improvements	Plant and equipment	Assets under construction	Total
	£’000	£’000	£’000	£’000
Cost:
At January 1, 2021	15,810	25,983	120	41,913
Additions	—	933	75	1,008
Transfers	59	85	(144)	—
Effect of foreign currency translation	7	(60)	—	(53)
Disposals	(231)	(139)	(35)	(405)
At December 31, 2021	15,645	26,802	16	42,463
Additions	60	1,345	382	1,787
Transfers	—	42	(42)	—
Effect of foreign currency translation	72	21	—	93
Disposals	—	(138)	—	(138)
At December 31, 2022	15,777	28,072	356	44,205
Depreciation and impairment:
At January 1, 2021	7,835	20,324	—	28,159
Depreciation charge for the year	2,386	3,125	—	5,511
Effect of foreign currency translation	4	(44)	—	(40)
Disposals	(41)	(70)	—	(111)
At December 31, 2021	10,184	23,335	—	33,519
Depreciation charge for the year	2,083	2,221	—	4,304
Effect of foreign currency translation	38	10	—	48
Disposals	—	(138)	—	(138)
At December 31, 2022	12,305	25,428	—	37,733
Carrying value:
At December 31, 2022	3,472	2,644	356	6,472
At December 31, 2021	5,461	3,467	16	8,944
At January 1, 2021	7,975	5,659	120	13,754